Risk Management Activities - Market Risk - Interest Rate - Narrative (Detail) R in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 CAD ($)	Aug. 20, 2025 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 CAD ($)
Disclosure of Financial Risk Management [line items]
Borrowings	$ 2,738.2					$ 2,495.6
R2,500 million revolving credit facility
Disclosure of Financial Risk Management [line items]
Face amount of borrowings | R					R 2,500
Sensitivity to interest rates | Interest bearing borrowings | Sensitivity to SOFR interest rates
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	53.8
Sensitivity to interest rates | Interest bearing borrowings | Sensitivity to SOFR interest rates
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations						782.5
Sensitivity to interest rates | Interest bearing borrowings | Sensitivity to CORRA interest rates
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	430.1			$ 590.2
Sensitivity to interest rates | Interest bearing borrowings | Change in canadian dollar offered rate
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations						1,004.6		$ 1,444.9
Sensitivity to interest rates | Interest bearing borrowings | Sensitivity to BBSY interest rates
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	$ 1,012.8	$ 1,517.8				$ 210.6	$ 340.0
Sensitivity to interest rates | R2,500 million revolving credit facility | Sensitivity to ZARONIA interest rates
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations | R			R 2,500